Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Salaries, benefits, and consulting fees	$ 425	$ 304	$ 1,307	$ 1,227
Share-based payments	736	949	2,747	2,285
Total key management personnel compensation	$ 1,161	$ 1,253	$ 4,054	$ 3,512